Financial Instruments - Fair Values and Risk Management - Summary of Insured and Non-insured Trade Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 33,304	€ 39,056
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	37,567	44,660
Gross carrying amount [member] | Insured trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	25,706	25,624
Gross carrying amount [member] | Non-insured trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	11,861	19,036
Provision for doubtful accounts [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ (4,263)	€ (5,604)